Properties, furniture, equipment and lease-hold improvements - Net - Summary of Reconciliation Between Values Of Properties, Furniture, Equipment And Lease-hold Improvements (Details) - MXN ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	$ 4,606,300	$ 3,164,204	$ 3,164,204	$ 1,900,585
Acquisitions	1,713,682		1,976,703	1,564,008
Disposals	(1,856)		(3,776)	(2,646)
Impairment	(16,354)		(42,422)
Depreciation	(468,985)	(334,184)	(488,409)	(297,743)	$ (212,829)
Cost	8,055,956		6,380,917	4,419,837
Accumulated depreciation	(2,190,461)		(1,732,195)	(1,255,633)
Final balance	5,849,141		4,606,300	3,164,204	1,900,585
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	185	259	259	333
Depreciation	(51)		(74)	(74)
Cost	1,481		1,481	1,481
Accumulated depreciation	(1,347)		(1,296)	(1,222)
Final balance	134		185	259	333
Land
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	871	871	871	871
Cost	871		871	871
Final balance	871		871	871	871
Transportation Equipment Cars
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	15,143	20,442	20,442	33,174
Acquisitions			6,321	954
Disposals	(417)		(123)
Depreciation	(7,386)		(11,497)	(13,686)
Cost	89,289		98,761	96,279
Accumulated depreciation	(81,949)		(83,618)	(75,837)
Final balance	7,340		15,143	20,442	33,174
Transportation Equipment Trucks
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	431,229	313,219	313,219	190,328
Acquisitions	71,285		172,364	156,449
Disposals	(1,439)		(3,402)	(1,618)
Depreciation	(49,104)		(50,952)	(31,940)
Cost	667,819		599,230	432,190
Accumulated depreciation	(215,848)		(168,001)	(118,971)
Final balance	451,971		431,229	313,219	190,328
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	57,131	44,235	44,235	28,061
Acquisitions	12,989		29,110	21,319
Impairment	(8,735)		(8,734)
Depreciation	(7,321)		(7,480)	(5,145)
Cost	115,904		103,320	74,210
Accumulated depreciation	(44,370)		(37,455)	(29,975)
Final balance	62,799		57,131	44,235	28,061
Store Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	904,531	567,115	567,115	343,656
Acquisitions	353,677		435,466	283,728
Disposals			(7)	(23)
Impairment	(4,574)		(4,574)
Depreciation	(99,173)		(93,469)	(60,246)
Cost	1,610,701		1,257,024	824,757
Accumulated depreciation	(447,092)		(347,919)	(257,642)
Final balance	1,159,035		904,531	567,115	343,656
Store Shelving Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	572,331	453,608	453,608	280,758
Acquisitions	155,327		149,192	194,928
Disposals			(42)	(973)
Depreciation	(26,029)		(30,427)	(21,105)
Cost	862,222		706,895	557,802
Accumulated depreciation	(160,593)		(134,564)	(104,194)
Final balance	701,629		572,331	453,608	280,758
Lease-hold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	2,468,575	1,633,311	1,633,311	937,689
Acquisitions	1,079,796		1,097,423	817,901
Disposals
Impairment			(26,069)
Depreciation			(236,090)	(122,279)
Cost	4,256,381		3,202,654	2,107,621
Accumulated depreciation	(937,213)		(708,010)	(474,310)
Final balance	3,319,168		2,468,575	1,633,311	937,689
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	120,666	97,123	97,123	65,417
Acquisitions	39,127		80,218	71,290
Disposals
Impairment	(3,045)		(3,045)
Depreciation	(46,874)		(53,630)	(39,584)
Cost	390,046		350,920	270,702
Accumulated depreciation	(274,082)		(227,209)	(173,579)
Final balance	112,919		120,666	97,123	65,417
Storage Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	35,638	$ 34,021	34,021	20,291
Acquisitions	1,481		6,609	17,439
Disposals			(202)	(32)
Depreciation	(3,844)		(4,790)	(3,677)
Cost	57,662		56,181	50,344
Accumulated depreciation	(24,387)		(20,543)	(16,323)
Final balance	33,275		35,638	34,021	20,291
Molds
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance				7
Depreciation				(7)
Cost	3,580		3,580	3,580
Accumulated depreciation	$ (3,580)		$ (3,580)	$ (3,580)
Final balance					$ 7